Reserve for share based payments (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of reserve for share based payments

Year ended	August 31, 2021	August 31, 2020
Balance at beginning of year	$2,748	$6,413
Share based compensation – Stock options	-	8
Share based compensation – Common shares (Note 10)	2,933	-
Conversion component of convertible loans	-	613
Transfer of reserve on exercise of options	(1)	-
Transfer of reserve on conversion of convertible loans (Note 7)	-	(4,286)
Balance at end of year	$5,680	$2,748